DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Income Taxes and Other Assets [Abstract]
Schedule of components of income tax expense (benefit) [Table Text Block]
	2025	2024	2023
Pre-tax income	$4,167,702	$2,725,145	$876,539

Tax at the BVI rate 0%	-	-	-
Tax in Ghana at 35%	1,109,868	1,176,432	933,918
Other	-	-	12,082
Temporary differences	(309,868)	(376,432)	(84,185)
Income tax	$800,000	$800,000	$861,815

Schedule of reconciliation of effective income tax [Table Text Block]
	2025	2024	2023
Tax in Ghana at 35%	$1,109,868	$953,801	$933,918
Accrual for tax - current year	800,000	800,000	800,000
	309,868	153,801	133,918
Unaccrued tax payments related to previous years	(614,263)	-	(61,815)
Differences, current year	(304,395)	153,801	72,103
Cumulative differences, prior year	489,179	-	(47,452)
Cumulative differences, current year	184,784	153,801	24,651
Valuation allowance	(184,784)	(153,801)	(24,651)
Total deferred income tax asset (liability)	$-	$-	$-